PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks
Aerospace & Defense — 0.6%
Boeing Co. (The)*	4,985	$1,075,913
Automobiles — 3.9%
Tesla, Inc.*	15,052	6,693,926
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	4,535	1,776,087
Broadline Retail — 8.6%
Amazon.com, Inc.*	58,788	12,908,081
MercadoLibre, Inc. (Brazil)*	746	1,743,357
		14,651,438
Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	1,442	1,148,337
LPL Financial Holdings, Inc.	2,566	853,683
Moody’s Corp.	4,182	1,992,639
		3,994,659
Consumer Staples Distribution & Retail — 7.1%
Costco Wholesale Corp.	8,733	8,083,527
Walmart, Inc.	38,671	3,985,433
		12,068,960
Electric Utilities — 1.2%
Constellation Energy Corp.	6,088	2,003,378
Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.*	10,021	1,752,873
Entertainment — 2.9%
Spotify Technology SA*	3,244	2,264,312
Walt Disney Co. (The)	23,098	2,644,721
		4,909,033
Financial Services — 8.4%
Mastercard, Inc. (Class A Stock)	12,911	7,343,906
Visa, Inc. (Class A Stock)	20,577	7,024,576
		14,368,482
Ground Transportation — 2.3%
Uber Technologies, Inc.*	40,971	4,013,929
Health Care Equipment & Supplies — 1.9%
Dexcom, Inc.*	3,976	267,545
Intuitive Surgical, Inc.*	6,599	2,951,271
		3,218,816
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	12,416	1,507,551
Interactive Media & Services — 11.9%
Alphabet, Inc. (Class A Stock)	17,380	4,225,078
Alphabet, Inc. (Class C Stock)	20,471	4,985,712
Meta Platforms, Inc. (Class A Stock)	15,195	11,158,904
		20,369,694
IT Services — 2.8%
Shopify, Inc. (Canada) (Class A Stock)*	15,229	2,263,182
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc.*	10,942	$2,467,968
		4,731,150
Pharmaceuticals — 3.2%
Eli Lilly & Co.	5,213	3,977,519
UCB SA (Belgium), ADR(a)	10,870	1,541,257
		5,518,776
Semiconductors & Semiconductor Equipment — 15.6%
Broadcom, Inc.	24,569	8,105,559
Lam Research Corp.	10,985	1,470,891
NVIDIA Corp.	79,107	14,759,784
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,534	2,383,461
		26,719,695
Software — 16.4%
AppLovin Corp. (Class A Stock)*	2,761	1,983,889
Cadence Design Systems, Inc.*	11,546	4,055,648
Crowdstrike Holdings, Inc. (Class A Stock)*	3,856	1,890,905
Datadog, Inc. (Class A Stock)*	3,808	542,259
Microsoft Corp.	28,152	14,581,329
Oracle Corp.	7,333	2,062,333
ServiceNow, Inc.*	3,303	3,039,685
		28,156,048
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	34,967	8,903,647
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. (Class B Stock)	20,304	1,415,798

Total Long-Term Investments (cost $57,906,855)		167,849,853
Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	3,358,359	3,358,359
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $630,331; includes $627,487 of cash collateral for securities on loan)(b)(wb)	630,770	630,391

Total Short-Term Investments (cost $3,988,690)		3,988,750

TOTAL INVESTMENTS—100.3% (cost $61,895,545)		171,838,603

Liabilities in excess of other assets — (0.3)%		(532,732)

Net Assets — 100.0%		$171,305,871

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $635,090; cash collateral of $627,487 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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